Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.1%
Vonage Holdings Corp.(a)	300,000	2,373,000
Entertainment 0.3%
Glu Mobile, Inc.(a)	247,297	1,367,552
Sciplay Corp., Class A(a)	99,528	1,172,440
World Wrestling Entertainment, Inc., Class A	53,829	3,338,475
Total		5,878,467
Media 0.8%
Emerald Expositions Events, Inc.	72,100	721,721
Entravision Communications Corp., Class A	241,700	686,428
MDC Partners, Inc., Class A(a)	237,600	553,608
Meredith Corp.	18,200	637,728
MSG Networks, Inc., Class A(a)	64,800	1,052,352
New York Times Co. (The), Class A	148,090	4,775,902
Nexstar Media Group, Inc., Class A	46,500	5,008,515
TEGNA, Inc.	26,600	408,310
Total		13,844,564
Total Communication Services		22,096,031
Consumer Discretionary 10.3%
Auto Components 2.1%
Adient PLC(a)	65,400	1,429,644
Cooper Tire & Rubber Co.	51,800	1,492,876
Cooper-Standard Holding, Inc.(a)	48,700	1,384,541
Dana, Inc.	173,578	2,942,147
Delphi Technologies PLC(a)	104,300	1,299,578
Dorman Products, Inc.(a)	80,825	6,006,914
Fox Factory Holding Corp.(a)	200,192	13,198,659
Goodyear Tire & Rubber Co. (The)	82,900	1,325,571
Modine Manufacturing Co.(a)	136,993	1,016,488
Motorcar Parts of America, Inc.(a)	50,200	979,402
Stoneridge, Inc.(a)	83,880	2,528,143
Visteon Corp.(a)	49,000	4,582,970
Total		38,186,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.3%
Thor Industries, Inc.	20,600	1,313,662
Winnebago Industries, Inc.	98,856	4,698,626
Total		6,012,288
Distributors 0.2%
Pool Corp.	22,445	4,633,770
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	4,268	143,960
Bright Horizons Family Solutions, Inc.(a)	30,183	4,543,145
Grand Canyon Education, Inc.(a)	74,500	6,346,655
K12, Inc.(a)	45,513	894,330
WW International, Inc.(a)	10,100	437,229
Total		12,365,319
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	195,154	5,739,479
Brinker International, Inc.	96,200	4,309,760
Dine Brands Global, Inc.	30,000	2,486,400
Hilton Grand Vacations, Inc.(a)	37,000	1,281,310
Planet Fitness, Inc., Class A(a)	52,724	3,897,358
PlayAGS, Inc.(a)	170,000	1,953,300
Red Rock Resorts, Inc., Class A	159,758	3,738,337
Texas Roadhouse, Inc.	85,032	4,923,353
Twin River Worldwide Holdings, Inc.	45,900	1,115,370
Wyndham Destinations, Inc.	30,500	1,479,250
Total		30,923,917
Household Durables 1.6%
Beazer Homes USA, Inc.(a)	60,339	924,394
Century Communities, Inc.(a)	36,600	1,043,100
Ethan Allen Interiors, Inc.	51,900	927,972
Flexsteel Industries, Inc.	20,100	369,438
Green Brick Partners, Inc.(a)	38,600	440,426
Hooker Furniture Corp.	42,800	1,019,068
KB Home	191,642	6,626,980
La-Z-Boy, Inc.	52,802	1,668,543
LGI Homes, Inc.(a)	14,100	1,019,007
M/I Homes, Inc.(a)	8,400	371,868
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	44,681	2,973,074
Taylor Morrison Home Corp., Class A(a)	61,700	1,432,674
TopBuild Corp.(a)	33,000	3,639,240
TRI Pointe Group, Inc.(a)	252,686	3,936,848
Tupperware Brands Corp.	84,400	713,180
Zagg, Inc.(a)	208,400	1,600,512
Total		28,706,324
Internet & Direct Marketing Retail 0.2%
Farfetch Ltd., Class A(a)	156,425	1,557,993
PetMed Express, Inc.	34,800	794,484
RealReal, Inc. (The)(a)	52,577	904,324
Total		3,256,801
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	31,788	2,053,505
Nautilus, Inc.(a)	329,100	473,904
Total		2,527,409
Multiline Retail 0.1%
Dillard’s, Inc., Class A	5,500	394,900
Ollie’s Bargain Outlet Holdings, Inc.(a)	29,957	1,959,188
Total		2,354,088
Specialty Retail 2.8%
Aaron’s, Inc.	47,294	2,761,970
American Eagle Outfitters, Inc.	247,481	3,704,791
Asbury Automotive Group, Inc.(a)	10,500	1,163,820
AutoNation, Inc.(a)	27,000	1,379,430
Bed Bath & Beyond, Inc.	91,711	1,337,146
Buckle, Inc. (The)	19,800	550,836
Camping World Holdings, Inc., Class A	77,100	928,284
Children’s Place, Inc. (The)	40,000	2,890,400
Genesco, Inc.(a)	86,231	3,202,619
Group 1 Automotive, Inc.	13,700	1,412,333
Haverty Furniture Companies, Inc.	32,500	653,575
Hibbett Sports, Inc.(a)	156,819	4,448,955
Hudson Ltd., Class A(a)	258,508	3,595,846
Lithia Motors, Inc., Class A	43,530	6,990,048
Murphy U.S.A., Inc.(a)	27,683	3,253,583
National Vision Holdings, Inc.(a)	204,280	6,169,256
Office Depot, Inc.	471,900	1,052,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Penske Automotive Group, Inc.	21,000	1,060,290
Sally Beauty Holdings, Inc.(a)	93,500	1,723,205
Sonic Automotive, Inc., Class A	41,800	1,368,950
Sportsman’s Warehouse Holdings, Inc.(a)	60,500	442,255
Urban Outfitters, Inc.(a)	23,500	603,010
Zumiez, Inc.(a)	10,300	304,262
Total		50,997,201
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.(a)	15,116	2,542,209
G-III Apparel Group Ltd.(a)	39,200	1,160,320
Movado Group, Inc.	40,800	797,640
Unifi, Inc.(a)	15,000	365,250
Wolverine World Wide, Inc.	108,513	3,483,267
Total		8,348,686
Total Consumer Discretionary		188,312,736
Consumer Staples 3.0%
Beverages 0.3%
MGP Ingredients, Inc.	121,350	5,535,987
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	139,000	3,294,300
Grocery Outlet Holding Corp.(a)	65,995	2,186,414
Performance Food Group Co.(a)	176,376	8,300,255
SpartanNash Co.	53,001	750,494
The Chefs’ Warehouse(a)	179,700	6,390,132
Village Super Market, Inc., Class A	24,900	704,172
Total		21,625,767
Food Products 0.6%
Freshpet, Inc.(a)	95,187	5,115,349
Simply Good Foods Co. (The)(a)	70,981	1,961,205
TreeHouse Foods, Inc.(a)	78,100	3,818,309
Total		10,894,863
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	126,173	3,155,587
Energizer Holdings, Inc.	32,300	1,611,447
WD-40 Co.	27,000	5,213,970
Total		9,981,004

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
BellRing Brands, Inc., Class A(a)	163,000	3,264,890
Nu Skin Enterprises, Inc., Class A	35,800	1,368,992
Usana Health Sciences, Inc.(a)	19,800	1,457,280
Total		6,091,162
Tobacco 0.1%
Universal Corp.	26,900	1,404,718
Total Consumer Staples		55,533,501
Energy 3.0%
Energy Equipment & Services 1.0%
Cactus, Inc., Class A	24,200	730,598
Frank’s International NV(a)	280,200	1,429,020
FTS International, Inc.(a)	549,810	571,802
Helix Energy Solutions Group, Inc.(a)	74,399	617,512
Liberty Oilfield Services, Inc., Class A	128,700	1,137,708
Mammoth Energy Services, Inc.	192,500	302,225
Matrix Service Co.(a)	96,885	2,028,772
Newpark Resources, Inc.(a)	461,253	2,702,943
NexTier Oilfield Solutions, Inc.(a)	336,917	1,613,832
Nine Energy Service, Inc.(a)	54,000	295,920
Patterson-UTI Energy, Inc.	246,600	2,204,604
ProPetro Holding Corp.(a)	399,906	3,447,190
Solaris Oilfield Infrastructure, Inc., Class A	120,400	1,291,892
Total		18,374,018
Oil, Gas & Consumable Fuels 2.0%
Altus Midstream Co., Class A(a)	352,200	679,746
Amplify Energy Corp.	84,642	465,531
Antero Resources Corp.(a)	221,200	440,188
Arch Coal, Inc.	42,000	3,112,620
Berry Petroleum Corp.	140,800	1,122,176
Bonanza Creek Energy, Inc.(a)	80,300	1,402,038
Callon Petroleum Co.(a)	580,000	2,117,000
Delek U.S. Holdings, Inc.	210,709	7,229,426
Earthstone Energy, Inc., Class A(a)	224,700	1,004,409
Hoegh LNG Partners LP	18,800	290,648
Kosmos Energy Ltd.	200,600	1,197,582
Laredo Petroleum, Inc.(a)	318,692	688,375
Oasis Petroleum, Inc.(a)	470,000	1,099,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Par Pacific Holdings, Inc.(a)	28,000	696,920
PBF Energy, Inc., Class A	32,000	1,001,600
Range Resources Corp.	245,300	856,097
Renewable Energy Group, Inc.(a)	42,500	725,050
REX American Resources Corp.(a)	12,400	1,138,940
Scorpio Tankers, Inc.	75,400	2,593,006
SM Energy Co.	134,000	1,113,540
Southwestern Energy Co.(a)	412,000	749,840
Talos Energy, Inc.(a)	15,500	359,600
W&T Offshore, Inc.(a)	483,759	2,070,488
Whiting Petroleum Corp.(a)	82,600	378,308
World Fuel Services Corp.	102,479	4,345,109
Total		36,878,037
Total Energy		55,252,055
Financials 18.0%
Banks 10.2%
1st Source Corp.	46,872	2,409,689
Amalgamated Bank, Class A	37,500	717,000
Ameris Bancorp	95,300	4,159,845
Associated Banc-Corp.	65,508	1,404,491
Atlantic Capital Bancshares, Inc.(a)	67,340	1,274,073
Atlantic Union Bankshares Corp.	153,200	5,790,960
BankUnited, Inc.	38,900	1,363,834
Bar Harbor Bankshares	28,100	720,484
Boston Private Financial Holdings, Inc.	287,666	3,377,199
Bridge Bancorp, Inc.	21,400	699,352
Brookline Bancorp, Inc.	65,900	1,057,695
Bryn Mawr Bank Corp.	27,133	1,065,513
Camden National Corp.	15,900	690,696
Carolina Financial Corp.	27,600	1,167,204
Cathay General Bancorp	267,368	9,844,490
Central Pacific Financial Corp.	92,749	2,695,286
City Holding Co.	9,100	723,268
Community Bank System, Inc.	88,800	6,025,080
Community Trust Bancorp, Inc.	50,034	2,248,528
ConnectOne Bancorp, Inc.	82,901	2,088,276
Customers Bancorp, Inc.(a)	54,800	1,281,224
Eagle Bancorp, Inc.	16,700	741,814
Equity Bancshares, Inc., Class A(a)	36,600	1,077,870

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Institutions, Inc.	60,239	1,962,587
First BanCorp	133,800	1,404,900
First BanCorp	46,589	1,821,630
First Business Financial Services, Inc.	15,800	394,684
First Commonwealth Financial Corp.	170,171	2,418,130
First Financial Bancorp	41,500	1,009,280
First Financial Bankshares, Inc.	104,849	3,624,630
First Financial Corp.	21,900	968,418
First Hawaiian, Inc.	51,000	1,455,540
First Internet Bancorp	29,600	671,920
First Mid Bancshares, Inc.	9,900	346,302
First of Long Island Corp. (The)	45,200	1,095,196
Flushing Financial Corp.	45,400	962,480
FNB Corp.	86,100	1,069,362
Franklin Financial Network, Inc.	42,800	1,461,192
Fulton Financial Corp.	82,254	1,411,479
Great Southern Bancorp, Inc.	35,519	2,167,725
Great Western Bancorp, Inc.	154,905	5,324,085
Hancock Whitney Corp.	229,013	9,300,218
Hanmi Financial Corp.	175,805	3,451,052
Heritage Commerce Corp.	153,300	1,916,250
Heritage Financial Corp.	101,700	2,804,886
Hilltop Holdings, Inc.	189,294	4,662,311
Home Bancshares, Inc.	35,400	666,228
HomeTrust Bancshares, Inc.	12,700	331,851
Hope Bancorp, Inc.	94,100	1,365,391
Horizon Bancorp, Inc.	40,600	764,092
Iberiabank Corp.	68,660	5,011,493
Independent Bank Corp.	64,000	5,388,800
Independent Bank Corp.	32,745	731,851
International Bancshares Corp.	122,627	5,201,837
Investors Bancorp, Inc.	119,800	1,444,788
Lakeland Bancorp, Inc.	84,300	1,406,124
Live Oak Bancshares, Inc.	73,900	1,348,675
Metropolitan Bank Holding Corp.(a)	7,600	342,684
Midland States Bancorp, Inc.	49,300	1,384,344
MidWestOne Financial Group, Inc.	11,600	394,400
Northrim BanCorp, Inc.	9,000	337,230
Old National Bancorp	20,169	364,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Opus Bank	31,800	817,578
Orrstown Financial Services, Inc.	16,800	368,256
Pacific Premier Bancorp, Inc.	141,000	4,517,640
Park National Corp.	3,500	351,155
Peapack Gladstone Financial Corp.	82,838	2,476,856
Peoples Bancorp, Inc.	24,340	796,161
Preferred Bank	36,081	1,989,867
RBB Bancorp	15,900	318,318
Renasant Corp.	126,200	4,467,480
Republic Bancorp, Inc.	12,900	595,980
Sandy Spring Bancorp, Inc.	235,675	8,333,468
Signature Bank	17,996	2,219,987
Simmons First National Corp., Class A	28,800	746,208
South State Corp.	9,000	749,520
Southern National Bancorp of Virginia, Inc.	43,400	691,362
TCF Financial Corp.	134,428	5,711,846
Texas Capital Bancshares, Inc.(a)	57,086	3,299,571
Towne Bank	12,700	357,505
Trico Bancshares	17,900	691,835
Triumph Bancorp, Inc.(a)	21,200	760,232
Trustmark Corp.	30,600	1,051,416
UMB Financial Corp.	69,000	4,641,630
Umpqua Holdings Corp.	19,900	325,763
Univest Corporation of Pennsylvania	56,103	1,464,849
Valley National Bancorp	119,100	1,379,178
Webster Financial Corp.	38,834	1,890,827
WesBanco, Inc.	8,700	317,376
West Bancorporation, Inc.	15,000	364,200
Wintrust Financial Corp.	56,571	3,841,737
Total		186,350,372
Capital Markets 1.8%
Artisan Partners Asset Management, Inc., Class A	23,900	709,113
Ashford, Inc.(a)	553	13,029
BrightSphere Investment Group, Inc.	72,500	698,175
Cowen, Inc.(a)	159,052	2,436,677
Evercore, Inc., Class A	81,475	6,304,535
GAIN Capital Holdings, Inc.	72,300	300,045
GAMCO Investors, Inc., Class A	16,600	298,468
Greenhill & Co., Inc.	57,034	970,148

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Houlihan Lokey, Inc.	87,500	4,171,125
INTL FCStone, Inc.(a)	17,000	680,000
Legg Mason, Inc.	35,300	1,379,524
Oppenheimer Holdings, Inc., Class A	34,600	986,446
PennantPark Investment Corp.	112,582	695,757
Sculptor Capital Management, Inc.	37,700	730,626
Stifel Financial Corp.	83,883	5,244,365
Victory Capital Holdings, Inc., Class A	66,100	1,361,660
Virtu Financial, Inc. Class A	77,200	1,281,520
Virtus Investment Partners, Inc.	8,600	1,013,080
Waddell & Reed Financial, Inc., Class A	181,658	2,933,777
Westwood Holdings Group, Inc.	33,000	1,018,380
Total		33,226,450
Consumer Finance 0.3%
Navient Corp.	97,100	1,393,385
Nelnet, Inc., Class A	34,212	2,155,356
SLM Corp.	282,100	2,406,313
Total		5,955,054
Diversified Financial Services 0.1%
FGL Holdings	118,300	1,080,079
Insurance 2.5%
Ambac Financial Group, Inc.(a)	67,800	1,411,596
American Equity Investment Life Holding Co.(a)	247,215	7,347,230
AMERISAFE, Inc.	60,500	4,089,800
Argo Group International Holdings Ltd.	89,093	5,860,538
CNO Financial Group, Inc.	85,463	1,548,590
eHealth, Inc.(a)	36,571	3,374,040
Employers Holdings, Inc.	106,554	4,578,625
Enstar Group Ltd.(a)	6,900	1,409,049
Global Indemnity Ltd	25,700	739,389
Horace Mann Educators Corp.	31,704	1,376,271
MBIA, Inc.(a)	397,211	3,705,979
National General Holdings Corp.	118,294	2,518,479
National Western Life Group, Inc., Class A	5,100	1,286,373
ProAssurance Corp.	34,400	1,293,440
Safety Insurance Group, Inc.	23,865	2,330,417
Stewart Information Services Corp.	23,500	1,005,095
Common Stocks (continued)
Issuer	Shares	Value ($)
Third Point Reinsurance Ltd.(a)	107,500	1,026,625
United Fire Group, Inc.	15,700	689,858
Total		45,591,394
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Blackstone Mortgage Trust, Inc.	91,900	3,366,297
Colony Credit Real Estate, Inc.	105,500	1,397,875
Ellington Financial, Inc.	71,200	1,289,432
Exantas Capital Corp.	117,100	1,409,884
Great Ajax Corp.	41,800	636,614
Invesco Mortgage Capital, Inc.	77,200	1,253,728
Ready Capital Corp.	64,603	1,018,789
Total		10,372,619
Thrifts & Mortgage Finance 2.5%
Axos Financial, Inc.(a)	183,164	5,394,180
Capitol Federal Financial, Inc.	52,800	748,704
Dime Community Bancshares, Inc.	69,900	1,409,184
Essent Group Ltd.	72,414	3,957,425
First Defiance Financial Corp.	46,044	1,388,227
FS Bancorp, Inc.	6,700	400,526
Hingham Institution for Savings	3,300	632,808
HomeStreet, Inc.(a)	46,800	1,493,856
Luther Burbank Corp.	67,800	783,768
Merchants Bancorp	34,500	620,310
Meridian Bancorp, Inc.	37,200	748,836
MGIC Investment Corp.	354,000	5,101,140
NMI Holdings, Inc., Class A(a)	102,911	3,454,722
Northfield Bancorp, Inc.	60,400	1,020,760
OceanFirst Financial Corp.	132,300	3,172,554
Oritani Financial Corp.	73,900	1,374,540
Southern Missouri Bancorp, Inc.	9,500	355,110
Sterling Bancorp, Inc.	66,400	643,416
Territorial Bancorp, Inc.	12,700	402,463
TrustCo Bank Corp.	350,508	3,077,460
Walker & Dunlop, Inc.	60,750	3,987,630
Washington Federal, Inc.	35,044	1,289,970
Waterstone Financial, Inc.	38,900	734,043
WSFS Financial Corp.	101,700	4,534,803
Total		46,726,435
Total Financials		329,302,403

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.0%
Biotechnology 3.8%
ACADIA Pharmaceuticals, Inc.(a)	64,041	2,900,417
Adverum Biotechnologies, Inc.(a)	73,491	801,787
Alkermes PLC(a)	86,706	1,822,560
Amicus Therapeutics, Inc.(a)	127,754	1,338,862
Atara Biotherapeutics, Inc.(a)	112,403	1,597,247
Avrobio, Inc.(a)	102,365	1,641,935
Biohaven Pharmaceutical Holding Co., Ltd.(a)	67,007	3,840,841
BridgeBio Pharma, Inc.(a)	28,873	837,317
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	152,018	2,734,804
Emergent Biosolutions, Inc.(a)	33,396	1,832,104
FibroGen, Inc.(a)	91,355	3,870,711
G1 Therapeutics, Inc.(a)	70,281	1,518,070
Global Blood Therapeutics, Inc.(a)	20,932	1,391,978
Halozyme Therapeutics, Inc.(a)	246,526	4,780,139
Heron Therapeutics, Inc.(a)	105,592	2,698,931
Homology Medicines, Inc.(a)	105,903	1,694,448
Immunomedics, Inc.(a)	90,000	1,690,200
Intercept Pharmaceuticals, Inc.(a)	31,989	3,466,648
Ligand Pharmaceuticals, Inc.(a)	62,150	7,022,950
Myriad Genetics, Inc.(a)	42,187	1,085,893
Natera, Inc.(a)	54,953	2,005,235
REGENXBIO, Inc.(a)	55,952	2,342,151
Repligen Corp.(a)	117,100	10,392,625
Rubius Therapeutics, Inc.(a)	55,019	423,646
Sage Therapeutics, Inc.(a)	11,643	1,801,987
Twist Bioscience Corp.(a)	109,347	2,605,739
Viela Bio, Inc.(a)	46,836	1,450,043
Total		69,589,268
Health Care Equipment & Supplies 4.1%
Angiodynamics, Inc.(a)	105,304	1,618,522
Cantel Medical Corp.	159,000	12,227,100
CONMED Corp.	30,939	3,504,461
Insulet Corp.(a)	24,364	4,524,395
Integer Holdings Corp.(a)	30,653	2,325,030
iRhythm Technologies, Inc.(a)	59,749	4,307,305
Lantheus Holdings, Inc.(a)	100,161	2,093,365
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	172,400	6,132,268
Meridian Bioscience, Inc.	118,967	1,088,548
Merit Medical Systems, Inc.(a)	234,050	6,553,400
Mesa Laboratories, Inc.	43,600	10,207,632
Natus Medical, Inc.(a)	47,254	1,511,655
Neogen Corp.(a)	146,750	9,769,148
Nevro Corp.(a)	57,319	6,407,118
Orthofix Medical, Inc.(a)	49,563	2,250,160
Shockwave Medical, Inc.(a)	39,011	1,527,671
Total		76,047,778
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.(a)	86,115	2,769,458
Amedisys, Inc.(a)	42,631	6,947,148
Hanger, Inc.(a)	64,600	1,692,520
LHC Group, Inc.(a)	33,300	4,442,220
Magellan Health, Inc.(a)	21,200	1,647,876
Mednax, Inc.(a)	54,900	1,433,988
National Research Corp., Class A	58,950	3,802,865
Patterson Companies, Inc.	76,000	1,478,960
R1 RCM, Inc.(a)	278,000	3,583,420
Total		27,798,455
Health Care Technology 1.7%
Computer Programs & Systems, Inc.	62,273	1,655,839
Evolent Health, Inc., Class A(a)	180,678	1,302,688
HMS Holdings Corp.(a)	85,147	2,571,439
Omnicell, Inc.(a)	149,850	11,986,502
Teladoc Health, Inc.(a)	88,107	7,378,080
Vocera Communications, Inc.(a)	291,675	6,329,348
Total		31,223,896
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A(a)	10,694	693,934
Adaptive Biotechnologies Corp.(a)	22,707	617,403
Bio-Techne Corp.	30,125	6,574,781
Luminex Corp.	102,851	2,173,242
Medpace Holdings, Inc.(a)	14,200	1,088,714
Personalis, Inc.(a)	64,405	573,204
Syneos Health, Inc.(a)	45,500	2,498,405
Total		14,219,683

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.1%
Horizon Therapeutics PLC(a)	291,714	9,562,385
Optinose, Inc.(a)	135,466	1,265,253
Revance Therapeutics, Inc.(a)	162,518	2,909,072
Taro Pharmaceutical Industries Ltd.	17,200	1,664,100
TherapeuticsMD, Inc.(a)	572,765	1,437,640
Tricida, Inc.(a)	76,752	3,067,010
Total		19,905,460
Total Health Care		238,784,540
Industrials 20.8%
Aerospace & Defense 1.2%
AAR Corp.	31,400	1,403,266
Axon Enterprise, Inc.(a)	74,625	5,507,325
Hexcel Corp.	45,503	3,623,404
Mercury Systems, Inc.(a)	116,300	8,518,975
Moog, Inc., Class A	3,600	309,132
National Presto Industries, Inc.	15,500	1,379,190
Vectrus, Inc.(a)	26,300	1,339,722
Total		22,081,014
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc.(a)	38,695	1,009,553
Airlines 0.7%
Hawaiian Holdings, Inc.	106,341	3,221,069
Skywest, Inc.	69,500	4,353,480
Spirit Airlines, Inc.(a)	128,103	5,004,984
Total		12,579,533
Building Products 3.6%
AAON, Inc.	158,100	7,805,397
Advanced Drainage Systems, Inc.	150,396	5,739,111
Apogee Enterprises, Inc.	70,518	2,696,608
Armstrong Flooring, Inc.(a)	208,000	834,080
Armstrong World Industries, Inc.	23,400	2,246,868
Builders FirstSource, Inc.(a)	92,975	2,362,495
Caesarstone Ltd.	89,900	1,407,834
Continental Building Product(a)	26,300	967,577
Insteel Industries, Inc.	48,200	1,124,506
Masonite International Corp.(a)	96,685	6,941,983
Quanex Building Products Corp.	102,179	1,988,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Simpson Manufacturing Co., Inc.	196,592	15,963,271
Trex Company, Inc.(a)	178,535	15,364,722
Universal Forest Products, Inc.	8,800	436,480
Total		65,879,335
Commercial Services & Supplies 1.7%
ACCO Brands Corp.	66,300	606,645
Brink’s Co. (The)	50,211	4,669,623
Casella Waste Systems, Inc., Class A(a)	132,700	6,198,417
Deluxe Corp.	20,000	1,021,600
Ennis, Inc.	48,900	1,009,296
Herman Miller, Inc.	14,000	668,920
Interface, Inc.	46,800	785,772
Kimball International, Inc., Class B	63,391	1,355,300
Knoll, Inc.	26,600	733,096
MSA Safety, Inc.	57,899	7,175,423
Quad/Graphics, Inc.	133,500	599,415
Steelcase, Inc., Class A	197,142	3,572,213
Unifirst Corp.	16,652	3,434,475
Total		31,830,195
Construction & Engineering 0.9%
Arcosa, Inc.	8,700	341,127
Construction Partners, Inc., Class A(a)	189,520	3,752,496
Granite Construction, Inc.	69,232	1,783,416
Great Lakes Dredge & Dock Corp.(a)	202,279	2,160,340
MasTec, Inc.(a)	67,100	4,451,414
MYR Group, Inc.(a)	19,800	680,328
Primoris Services Corp.	49,800	1,096,596
Tutor Perini Corp.(a)	91,400	1,456,002
Valmont Industries, Inc.	7,100	1,016,294
Total		16,738,013
Electrical Equipment 1.1%
AZZ, Inc.	26,500	1,008,855
Encore Wire Corp.	29,090	1,697,111
EnerSys	20,200	1,417,434
Generac Holdings, Inc.(a)	78,852	7,766,922
GrafTech International Ltd.	103,700	1,461,133
Preformed Line Products Co.	10,700	769,330
Regal Beloit Corp.	28,926	2,364,122

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunrun, Inc.(a)	265,000	3,678,200
Thermon(a)	29,100	763,584
Total		20,926,691
Machinery 6.0%
Albany International Corp., Class A	80,300	6,719,504
Astec Industries, Inc.	27,500	1,030,150
Blue Bird Corp.(a)	65,800	1,339,030
Chart Industries, Inc.(a)	41,969	2,316,689
Columbus McKinnon Corp.	38,355	1,575,623
Commercial Vehicle Group, Inc.(a)	200,600	1,432,284
Douglas Dynamics, Inc.	181,125	9,800,674
EnPro Industries, Inc.	47,093	3,126,504
ESCO Technologies, Inc.	90,350	7,957,124
Evoqua Water Technologies Corp.(a)	212,000	4,015,280
Graco, Inc.	63,805	3,082,420
Graham Corp.	32,100	681,804
Greenbrier Companies, Inc. (The)	46,032	1,295,340
Helios Technologies, Inc.	147,450	6,602,811
Hillenbrand, Inc.	34,100	1,078,242
Hyster-Yale Materials Handling, Inc.	12,200	722,606
ITT, Inc.	72,002	5,024,300
John Bean Technologies Corp.	112,894	12,367,538
Kennametal, Inc.	113,043	3,937,288
Lydall, Inc.(a)	56,285	1,048,027
Meritor, Inc.(a)	58,100	1,467,025
Miller Industries, Inc.	21,400	784,310
Mueller Water Products, Inc., Class A	63,800	719,664
Navistar International Corp.(a)	142,100	4,639,565
Omega Flex, Inc.	31,193	2,988,601
Oshkosh Corp.	20,854	1,886,453
Proto Labs, Inc.(a)	56,100	5,435,529
RBC Bearings, Inc.(a)	34,750	5,764,330
REV Group, Inc.	84,900	1,103,700
Spartan Motors, Inc.	23,100	410,025
SPX FLOW, Inc.(a)	58,518	2,773,753
Terex Corp.	50,800	1,425,956
Timken Co. (The)	19,800	1,041,282
Common Stocks (continued)
Issuer	Shares	Value ($)
Wabash National Corp.	168,216	2,649,402
Watts Water Technologies, Inc., Class A	17,316	1,678,959
Total		109,921,792
Marine 0.2%
Kirby Corp.(a)	27,758	2,341,942
Matson, Inc.	36,000	1,358,640
Total		3,700,582
Professional Services 2.0%
BG Staffing, Inc.	29,700	641,520
CBIZ, Inc.(a)	104,450	2,805,527
Exponent, Inc.	224,225	14,249,499
FTI Consulting, Inc.(a)	13,499	1,471,256
GP Strategies Corp.(a)	56,300	715,010
ICF International, Inc.	50,200	4,504,446
InnerWorkings, Inc.(a)	142,300	670,233
Kelly Services, Inc., Class A	46,700	1,023,197
Kforce, Inc.	94,100	3,718,832
Korn/Ferry International	85,100	3,342,728
Resources Connection, Inc.	68,100	1,052,145
TrueBlue, Inc.(a)	108,215	2,522,491
Total		36,716,884
Road & Rail 0.9%
ArcBest Corp.	56,715	1,632,258
Covenant Transportation Group, Inc., Class A(a)	308,638	4,145,008
Hertz Global Holdings, Inc.(a)	183,000	2,836,500
Saia, Inc.(a)	60,737	5,763,941
Schneider National, Inc., Class B	18,000	409,500
Universal Logistics Holdings, Inc.	29,600	590,224
Werner Enterprises, Inc.	21,500	790,340
Total		16,167,771
Trading Companies & Distributors 2.4%
Aircastle Ltd.	108,261	3,463,269
Applied Industrial Technologies, Inc.	52,045	3,323,073
BMC Stock Holdings, Inc.(a)	98,339	2,911,818
DXP Enterprises, Inc.(a)	19,800	762,894
EVI Industries, Inc.	49,975	1,527,736
Foundation Building Materials, Inc.(a)	71,891	1,469,452
H&E Equipment Services, Inc.	84,676	2,794,308

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Herc Holdings Inc(a)	26,381	1,233,576
NOW, Inc.(a)	204,000	2,286,840
Rush Enterprises, Inc., Class A	122,567	5,616,020
SiteOne Landscape Supply, Inc.(a)	148,402	13,172,162
Triton International Ltd.	81,000	3,068,280
WESCO International, Inc.(a)	52,465	2,760,708
Total		44,390,136
Total Industrials		381,941,499
Information Technology 16.9%
Communications Equipment 1.1%
Casa Systems, Inc.(a)	117,000	430,560
Ciena Corp.(a)	176,361	6,694,663
CommScope Holding Co., Inc.(a)	57,300	779,280
Comtech Telecommunications Corp.	85,310	3,223,865
Lumentum Holdings, Inc.(a)	65,500	4,824,730
NETGEAR, Inc.(a)	25,100	630,261
Plantronics, Inc.	27,300	691,782
Viavi Solutions, Inc.(a)	241,900	3,633,338
Total		20,908,479
Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc.(a)	16,300	1,399,192
AVX Corp.	93,400	1,900,690
Belden, Inc.	86,384	4,642,276
Benchmark Electronics, Inc.	134,216	4,626,426
CTS Corp.	27,048	740,574
ePlus, Inc.(a)	9,200	768,844
Fabrinet(a)	57,973	3,506,787
Insight Enterprises, Inc.(a)	43,990	2,885,304
Kimball Electronics, Inc.(a)	58,800	1,031,352
Littelfuse, Inc.	18,972	3,441,711
Methode Electronics, Inc.	38,700	1,440,027
MTS Systems Corp.	34,328	1,559,178
Novanta, Inc.(a)	92,425	8,612,161
PC Connection, Inc.	24,300	1,198,476
Plexus Corp.(a)	18,300	1,388,970
Rogers Corp.(a)	54,400	7,073,088
Sanmina Corp.(a)	44,000	1,399,640
Scansource, Inc.(a)	43,400	1,537,228
SYNNEX Corp.	41,500	5,096,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Tech Data Corp.(a)	11,000	1,593,790
Vishay Intertechnology, Inc.	265,015	5,271,148
Vishay Precision Group, Inc.(a)	29,497	1,014,992
Total		62,128,469
IT Services 1.5%
Cass Information Systems, Inc.	11,900	671,993
CSG Systems International, Inc.	23,100	1,321,089
KBR, Inc.	175,900	5,236,543
Mantech International Corp., Class A	77,844	6,039,138
MongoDB, Inc.(a)	19,857	2,952,736
NIC, Inc.	44,000	998,360
Science Applications International Corp.	42,900	3,661,515
Sykes Enterprises, Inc.(a)	94,646	3,325,860
Wix.com Ltd.(a)	33,856	4,092,852
Total		28,300,086
Semiconductors & Semiconductor Equipment 2.9%
Amkor Technology, Inc.(a)	248,873	3,008,874
Cohu, Inc.	171,000	3,033,540
Diodes, Inc.(a)	158,616	7,318,542
Entegris, Inc.	196,524	9,299,516
Inphi Corp.(a)	69,664	4,850,704
Kulicke & Soffa Industries, Inc.	103,500	2,596,815
MACOM Technology Solutions Holdings, Inc.(a)	96,000	2,368,320
MKS Instruments, Inc.	51,419	5,464,811
Monolithic Power Systems, Inc.	22,788	3,661,576
Photronics, Inc.(a)	314,385	3,697,168
Semtech Corp.(a)	91,808	4,449,016
Ultra Clean Holdings, Inc.(a)	110,000	2,446,400
Total		52,195,282
Software 7.9%
ACI Worldwide, Inc.(a)	262,175	9,831,562
Altair Engineering, Inc., Class A(a)	180,600	5,990,502
Anaplan, Inc.(a)	81,348	4,386,284
Avaya Holdings Corp.(a)	235,000	3,000,950
Blackbaud, Inc.	95,175	7,888,104
Blackline, Inc.(a)	148,450	7,989,579
Bottomline Technologies de, Inc.(a)	191,150	9,460,013
Coupa Software, Inc.(a)	18,927	2,905,105

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CyberArk Software Ltd.(a)	34,305	4,204,078
Descartes Systems Group, Inc. (The)(a)	333,825	14,297,725
Dynatrace, Inc.(a)	91,559	2,432,723
Ebix, Inc.	40,600	1,412,068
Elastic NV(a)	39,447	3,132,486
Envestnet, Inc.(a)	84,448	6,013,542
Five9, Inc.(a)	50,825	3,464,740
HubSpot, Inc.(a)	14,666	2,214,566
Medallia, Inc.(a)	63,112	1,916,080
Pagerduty, Inc.(a)	41,750	1,087,588
Paylocity Holding Corp.(a)	66,425	8,125,106
Proofpoint, Inc.(a)	38,504	4,570,040
PROS Holdings, Inc.(a)	156,525	9,749,942
SailPoint Technologies Holding, Inc.(a)	75,721	1,895,297
Smartsheet, Inc., Class A(a)	69,310	3,287,373
SPS Commerce, Inc.(a)	124,550	7,015,902
Trade Desk, Inc. (The), Class A(a)	5,887	1,550,283
Tyler Technologies, Inc.(a)	28,575	8,291,608
Verint Systems, Inc.(a)	61,000	2,965,210
Zendesk, Inc.(a)	26,420	2,087,180
Zscaler, Inc.(a)	57,678	3,006,754
Total		144,172,390
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.(a)	68,000	1,460,300
Total Information Technology		309,165,006
Materials 3.3%
Chemicals 1.8%
American Vanguard Corp.	46,300	745,430
Balchem Corp.	76,475	7,619,204
Cabot Corp.	21,100	991,489
Ferro Corp.(a)	125,753	1,813,358
FutureFuel Corp.	55,700	624,954
Innophos Holdings, Inc.	29,700	947,430
Koppers Holdings, Inc.(a)	41,970	1,554,989
Kraton Performance Polymers, Inc.(a)	95,307	2,147,267
Livent Corp.(a)	372,100	2,902,380
Minerals Technologies, Inc.	19,000	1,026,000
Orion Engineered Carbons SA	173,000	3,145,140
PolyOne Corp.	22,200	699,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Stepan Co.	34,885	3,380,357
Trinseo SA	95,066	3,611,557
Valvoline, Inc.	29,800	674,970
Total		31,884,491
Construction Materials 0.1%
Summit Materials, Inc., Class A(a)	105,494	2,518,142
Containers & Packaging 0.1%
Greif, Inc., Class A	10,400	448,760
Silgan Holdings, Inc.	21,900	674,739
Total		1,123,499
Metals & Mining 0.9%
Carpenter Technology Corp.	75,000	3,942,750
Century Aluminum Co.(a)	84,500	595,725
Cleveland-Cliffs, Inc.	643,900	5,144,761
Kaiser Aluminum Corp.	10,147	1,111,908
Materion Corp.	56,000	3,296,160
Schnitzer Steel Industries, Inc., Class A	83,331	1,795,783
Worthington Industries, Inc.	27,200	1,041,760
Total		16,928,847
Paper & Forest Products 0.4%
Boise Cascade Co.	169,297	6,419,742
Mercer International, Inc.	51,200	641,536
Total		7,061,278
Total Materials		59,516,257
Real Estate 5.4%
Equity Real Estate Investment Trusts (REITS) 4.9%
Alexander & Baldwin, Inc.	148,570	3,220,998
American Assets Trust, Inc.	87,500	4,158,875
Armada Hoffler Properties, Inc.	55,769	1,007,188
Braemar Hotels & Resorts, Inc.	117,430	1,151,988
Brandywine Realty Trust	145,000	2,237,350
CareTrust REIT, Inc.	134,982	2,818,424
City Office REIT, Inc.	178,647	2,399,229
Colony Capital, Inc.	287,100	1,401,048
CubeSmart	74,416	2,294,989
EastGroup Properties, Inc.	25,277	3,442,475
Essential Properties Realty Trust, Inc.	63,700	1,661,933
First Industrial Realty Trust, Inc.	251,843	10,723,475

10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Getty Realty Corp.	60,493	2,030,145
Gladstone Commercial Corp.	52,298	1,191,348
Hudson Pacific Properties, Inc.	92,100	3,297,180
Lexington Realty Trust	355,177	3,935,361
Mack-Cali Realty Corp.	153,200	3,276,948
National Health Investors, Inc.	29,545	2,392,850
National Storage Affiliates Trust	94,164	3,154,494
Piedmont Office Realty Trust, Inc.	203,547	4,502,460
PS Business Parks, Inc.	43,969	7,764,486
Sabra Health Care REIT, Inc.	94,000	2,094,320
Saul Centers, Inc.	23,630	1,255,698
Seritage Growth Properties, Class A	32,400	1,369,872
Summit Hotel Properties, Inc.	203,707	2,468,929
Sunstone Hotel Investors, Inc.	524,382	7,341,348
Terreno Realty Corp.	55,958	3,229,896
Xenia Hotels & Resorts, Inc.	173,501	3,653,931
Total		89,477,238
Real Estate Management & Development 0.5%
Consolidated-Tomoka Land Co.	14,700	921,543
FirstService Corp.	64,625	6,196,891
Five Point Holdings LLC, Class A(a)	103,700	729,011
Marcus & Millichap, Inc.(a)	17,800	654,328
Realogy Holdings Corp.	137,275	1,437,269
Total		9,939,042
Total Real Estate		99,416,280
Utilities 2.7%
Electric Utilities 1.2%
Allete, Inc.	17,400	1,393,914
El Paso Electric Co.	19,925	1,351,313
IDACORP, Inc.	20,302	2,132,725
Otter Tail Corp.	25,373	1,247,337
PNM Resources, Inc.	145,302	7,039,882
Portland General Electric Co.	133,608	7,416,580
Spark Energy, Inc., Class A	109,700	1,209,991
Total		21,791,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.0%
New Jersey Resources Corp.	75,800	3,224,532
Northwest Natural Holding Co.	21,000	1,444,170
ONE Gas, Inc.	41,000	3,643,670
South Jersey Industries, Inc.	131,000	4,092,440
Southwest Gas Holdings, Inc.	44,423	3,365,487
Spire, Inc.	17,300	1,339,366
Star Group LP	66,700	626,313
Total		17,735,978
Multi-Utilities 0.4%
Avista Corp.	28,900	1,366,392
Black Hills Corp.	44,705	3,423,062
NorthWestern Corp.	19,585	1,401,698
Unitil Corp.	22,400	1,367,296
Total		7,558,448
Water Utilities 0.1%
California Water Service Group	27,400	1,408,360
Total Utilities		48,494,528
Total Common Stocks (Cost $1,639,489,939)		1,787,814,836

Limited Partnerships 0.2%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
CNX Midstream Partners LP	45,800	664,100
Hess Midstream Partners LP	31,800	650,310
Noble Midstream Partners LP	32,900	685,965
Oasis Midstream Partners LP	42,700	683,200
Total		2,683,575
Total Energy		2,683,575
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	58,300	1,307,086
Total Utilities		1,307,086
Total Limited Partnerships (Cost $4,380,236)		3,990,661

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2019 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(e),(f)	39,474,485	39,474,485
Total Money Market Funds (Cost $39,473,296)		39,474,485
Total Investments in Securities (Cost: $1,683,343,471)		1,831,279,982
Other Assets & Liabilities, Net		882,745
Net Assets		1,832,162,727
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	34,979,407	84,839,525	(80,344,447)	39,474,485	2,290	1,190	161,445	39,474,485
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019